Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Unused equipment	$ 6,000
Net book value	100,000
Net of selling expenses	100,000
Depreciation expense	$ 100,000	$ 100,000